Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Goodwill and Intangible Assets
8. GOODWILL AND INTANGIBLE ASSETS
Definite-lived intangible assets includes developed technology and customer relationships, which had a net carrying amount of $47.1 million and $17.3 million at September 30, 2023 and December 31, 2022, respectively, and accumulated amortization of $17.2 million and $9.6 million at September 30, 2023 and December 31, 2022, respectively. Our goodwill is included in our Marketplace segment.
The net changes in the carrying amounts of our intangible assets and goodwill were as follows (in thousands):

	Definite-lived Intangible Assets	Trademark	Goodwill
Balance at January 1, 2023	$17,310	$64,666	$715,258
Wavedash acquisition	29,673	2,173	45,351
Foreign currency translation	(418)	(30)	(638)
Capitalized development costs	8,067	—	—
Disposals	(43)	—	—
Amortization	(7,525)	—	—

Balance at September 30, 2023	$47,064	$66,809	$759,971

	Definite-lived Intangible Assets	Trademark	Goodwill
Balance at January 1, 2022	$13,845	$64,666	$718,204
Betcha acquisition adjustment	(890)	—	(2,946)
Capitalized development costs	8,988	—	—
Amortization	(5,009)	—	—

Balance at September 30, 2022	$16,934	$64,666	$715,258

We had recorded $563.2 million of cumulative impairment charges related to our intangible assets and goodwill as of September 30, 2023 and December 31, 2022.
Amortization expense on our definite-lived intangible assets was $2.9 million and $7.5 million for the three and nine months ended September 30, 2023, respectively, and $2.1 million and $5.0 million for the three and nine months ended September 30, 2022, respectively. Amortization expense is presented in Depreciation and amortization in the Condensed Consolidated Statements of Operations.

9. GOODWILL AND INTANGIBLE ASSETS
Definite-lived intangible assets includes developed technology and customer relationships, which had a net carrying amount of $17.3 million and $13.8 million at December 31, 2022 and 2021, respectively. At December 31, 2022 and 2021, accumulated amortization related to our developed technology was $9.6 million and $2.5 million, respectively. Our goodwill is included in our Marketplace segment.
The net changes in the carrying amounts of our intangible assets and goodwill were as follows (in thousands):

	Definite-lived Intangible Assets	Trademark	Goodwill
Balance at January 1, 2021	$2,358	$64,666	$683,327
Acquisition	5,320	—	34,877
Capitalized development costs	8,438	—	—
Amortization	(2,271)	—	—

Balance at December 31, 2021	13,845	64,666	718,204
Acquisition adjustment	(890)	—	(2,946)
Capitalized development costs	11,763	—	—
Disposals	(259)	—	—
Amortization	(7,149)	—	—

Balance at December 31, 2022	$17,310	$64,666	$715,258

We
had recorded $563.2 million of cumulative impairment charges related to our intangible assets and goodwill as of December 31, 2022 and 2021.
Amortization expense on our definite-lived intangible assets was $7.1 million, $2.3 million, and $47.4 million for the years ended December 31, 2022, 2021, and 2020, respectively, and is presented in Depreciation and amortization in the Consolidated Statements of Operations. During the year ended December 31, 2022, we incurred a loss of $0.3 million on asset disposals related to definite-lived intangible assets, which are included in General and administrative expenses in the Consolidated Statements of Operations.
The estimated future amortization expense related to the definite-lived intangible assets as of December 31, 2022 is as follows (in thousands):

Future amortization expense:
2023	$8,589
2024	5,820
2025	2,321
2026	580
2027	—

Total	$17,310